Note 24 - Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
	Commodities brokerage services	Investment advisory services	Institutional Subscription Services	iSTAR Financial holdings brokerage services	Other	Total
Balance as of January 1, 2013	$-	$688,062	$-	$63,306	$-	$751,368

Acquisition of CFO Tahoe (Note 3)	9,508,295	-	-	-	-	9,508,295
Acquisition of Champion Connection (Note 3)	-	1,760,861	938,112	-	-	2,698,973
Acquisition of Nontrolling interests of CFO East Win	-	586,954	-	-	-	586,954
Changes in ownership of subsidiaries	-	289,656	(1,068,471)	-	-	(778,815)
Paid-in capital from noncontrolling shareholders	1,405,963	-	-	-	-	1,405,963
Share-based compensation (Note 19)	-	-	-	74,376	-	74,376
Net income (loss)	1,056,322	(419,202)	(64,585)	(173,297)	-	399,238

Balance as of December 31, 2013	$11,970,580	$2,906,331	$(194,944)	$(35,615)	$-	$14,646,352

Business restructure	(2,569,160)	2,384,519	786,355	-	12,201	613,915
Dividends paid to noncontrolling shareholders	(1,030,012)	-	-	-	-	(1,030,012)
Share-based compensation (Note 19)	158,696	-	-	-	-	158,696
Net income (loss)	2,463,956	(5,290,850)	(591,411)	3,936	(48,510)	(3,462,879)

Balance as of December 31, 2014	$10,994,060	$-	$-	$(31,679)	$(36,309)	$10,926,072

Dividends paid to noncontrolling shareholders	(6,509,680)	-	-	-	-	(6,509,680)
Changes in controlling ownership interest	1,393,508	-	-	-	320,956	1,714,464
Paid-in capital from noncontrolling shareholders	641	-	-	-	-	641
Share-based compensation (Note 19)	724,285	-	-	-	-	724,285
Net income (loss)	4,815,506	-	-	(195,587)	(284,647)	4,335,272
Balance as of December 31, 2015	$11,418,320	$-	$-	$(227,266)	$-	$11,191,054